CONVERTIBLE DEBT - RELATED PARTY	Dec. 31, 2021
Year Ended December 31
CONVERTIBLE DEBT - RELATED PARTY	NOTE 5 – CONVERTIBLE DEBT – RELATED PARTY In 2020, the Company converted the outstanding convertible debt which was due to a related party.